Employee Benefits - Summary of Actuarial Assumptions (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate (per annum)		6.80%
Future salary growth (per annum)		11.00%
Withdrawal rate	25.00%	25.00%
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate (per annum)	5.70%
Future salary growth (per annum)	5.00%
Retirement age (years)	58 years	58 years
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate (per annum)	6.40%
Future salary growth (per annum)	11.00%
Retirement age (years)	65 years	60 years